Intangible Assets, Net (Details) - Schedule of future estimated amortization expenses ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Schedule of future estimated amortization expenses [Abstract]
Within one year	¥ 5,226
1 – 2 years	4,160
2 – 3 years	2,824
3 – 4 years	2,291
4 – 5 years	1,551
5 years and thereafter	587
Total	¥ 16,639